Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TCW FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
TCW Emerging Markets Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TCW Emerging Markets Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek high total return from current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 212.16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	212.16%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by companies, financial institutions and government entities in Emerging Market Countries (as defined in the paragraph below). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The debt securities in which the Fund invests may consist of securities that are unrated or rated BB or lower by Standard & Poor’s or Ba or lower by Moody’s. Debt securities rated below investment grade are high yield, high risk bonds, commonly known as “junk bonds.” In the case of unrated securities, the portfolio managers may assign ratings to certain of these securities, after assessing their credit quality in categories similar to those of nationally recognized statistical rating organizations. The Fund will generally invest in at least four Emerging Market Countries.

An “Emerging Market Country” includes all of the countries in the JPMorgan Emerging Markets Bond Index Global Diversified, the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified and the JPMorgan Global Bond Index Emerging Markets.

The Fund may invest in defaulted corporate securities where the portfolio managers believe the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. In addition, the Fund may invest in defaulted sovereign investments where the portfolio managers believe the expected debt sustainability of the country exceeds current market valuations. The Fund may use derivative instruments, such as credit-linked notes, structured investments, options, futures, and options on futures (including those related to options, securities, foreign currencies, indexes and interest rates), forward contracts, swaps (including interest rate and credit default swaps) and options on swaps, as a substitute for investing directly in debt securities and currencies, to increase returns, to manage credit or interest rate risk, to manage the effective maturity or duration of the Fund’s investment portfolio or as part of a hedging strategy. Swap agreements can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular issuer.

The Fund also may make forward commitments in which the Fund agrees to buy or sell a security in the future at a price agreed upon today.

In allocating investments among various Emerging Market Countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors include, but are not limited to:
  Public finances
  Monetary policy
  External accounts
  Financial markets
  Foreign investment regulations
  Exchange rate policy
  Labor conditions
		Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) an individual security or instrument has reached its sell target, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) there are negative macroeconomic or geopolitical considerations that may affect an issuer, (iv) another security or instrument may offer a better investment opportunity, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.
  foreign currency risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments denominated in foreign currencies or the Fund’s investments in foreign currencies or in securities that trade in and receive revenues in, or in derivatives that provide exposure to, foreign currencies.
  interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.
  credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.
  price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
  derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.
  distressed investment risks: a security held by the Fund (or the issuer of that security) may become distressed after the Fund’s investment. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
  frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.
  junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.
  leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.
  foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure.
  globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.
  price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
  counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.
  issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
  liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.
  market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.
  securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.
  portfolio management risk: the risk that an investment strategy may fail to produce the intended results.
Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tcw.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns For Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this period were:

Highest	16.44%	(quarter ended 6/30/2009)
Lowest	-9.47%	(quarter ended 9/30/2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the period ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.
TCW Emerging Markets Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	$ 1,073
2008	rr_AnnualReturn2008	(12.61%)
2009	rr_AnnualReturn2009	44.78%
2010	rr_AnnualReturn2010	21.27%
2011	rr_AnnualReturn2011	1.95%
2012	rr_AnnualReturn2012	22.54%
2013	rr_AnnualReturn2013	(4.72%)
2014	rr_AnnualReturn2014	0.80%
2015	rr_AnnualReturn2015	(2.48%)
2016	rr_AnnualReturn2016	14.23%
2017	rr_AnnualReturn2017	11.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.47%)
1 Year	rr_AverageAnnualReturnYear01	11.40%
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	8.61%
TCW Emerging Markets Income Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	$ 1,398
1 Year	rr_AverageAnnualReturnYear01	11.13%
5 Years	rr_AverageAnnualReturnYear05	3.29%
10 Years	rr_AverageAnnualReturnYear10	8.35%
TCW Emerging Markets Income Fund | After taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.77%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	5.95%
TCW Emerging Markets Income Fund | After taxes on distributions and sale of fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	5.61%
TCW Emerging Markets Income Fund | JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.26%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.58%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.29%	[1]

[1]	The JP Morgan EMBI Global Diversified Index is a market capitalization-weighted total return index of U.S. dollar and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.